Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Debt [Table Text Block]
	December 31,
	2014	2013
Japanese yen term loan	234	312
Italy term loan	220	9
Malaysia term loan	5	7
Total long term debt	458	328
Less current portion	(116)	(90)
Total long-term portion	342	239

Schedule of f inancial instruments carried at fair value [Table Text Block]
	December 31,
	2014	2013
Investor Warrants	1,943	3,150
Placement Agent Warrants	148	289

Total	2,092	3,439
Less current portion	-	-
Total long-term portion	2,092	3,439

Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities [Table Text Block]
2015	116
2016	261
2017	1,007
2018	1,139
2019	27
Total	2,550

Long Term Debt Schedule 2 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

Long Term Debt Schedule 3 [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	10,000,000	March 31, 2015	2.30%
	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%